NET OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Schedule of net operating revenue

	2023	2022	2021
Gross operating revenue	71,229,553	67,761,022	64,611,536
Services(1)	63,727,415	60,845,159	58,263,461
Sale of goods(2)	7,502,138	6,915,863	6,348,075

Deductions from gross operating revenue	(19,129,402)	(19,719,860)	(20,578,923)
Taxes	(10,654,728)	(11,460,021)	(13,019,110)
Services	(9,078,822)	(10,080,992)	(11,815,168)
Sale of goods	(1,575,906)	(1,379,029)	(1,203,942)

Discounts granted and return of goods	(8,474,674)	(8,259,839)	(7,559,813)
Services(3)	(6,373,301)	(6,199,625)	(5,533,773)
Sale of goods	(2,101,373)	(2,060,214)	(2,026,040)

Net operating revenue	52,100,151	48,041,162	44,032,613
Services	48,275,292	44,564,542	40,914,520
Sale of goods	3,824,859	3,476,620	3,118,093

(1)These include telephone services, use of interconnection network, data and SVA services, cable TV and other services.
(2)These include sale of goods (handsets, SIM cards and accessories) and equipment of “Vivo Tech”.
(3)The consolidated balances in the December 31, 2022 include R$615,750, to be refunded to customers as a result of Complementary Law No. 194 of July 23, 2022, which addresses taxes levied in sectors deemed to be essential and indispensable for goods and services, resulting in the reduction of ICMS rate on communications services. The balance was recorded as a contra entry to provisions and contingencies (Note 20).